Reconciliation from Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation from Financial Statements to Form 5500

Note 8 — Reconciliation from Financial Statements to Form 5500

The differences between the amounts presented on the Statements of Net Assets Available for Plan Benefits and Statement of Changes in Net Assets Available for Plan Benefits and the related Form 5500 are attributable to the value adjustment for the investments in the Fidelity MIP Fund, and contributions receivable in the current period.

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and December 31, 2024, to net assets per the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$11,283,861	$9,060,679
Employer contributions receivable	(27,012)	(7,276)
Value adjustment for the Fidelity MIP Fund	(2,824)	(4,464)
Net assets, per Form 5500	$11,254,025	$9,048,939

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements at December 31, 2025, to net income per the Form 5500:

December 31, 2025
Net increase in net assets available for benefits per the financial statements	$2,223,182
Change in employer contributions receivable	(19,736)
Value adjustment for the Fidelity MIP Fund at December 31, 2025	(2,824)
Value adjustment for the Fidelity MIP Fund at December 31, 2024	4,464
Net income, per Form 5500	$2,205,086